Capital Structure - Additional Information (Details)		3 Months Ended
	Mar. 12, 2021	Mar. 31, 2021 $ / shares shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares
Class Of Stock [Line Items]
Temporary equity, shares authorized | shares		432,000,000
Common stock, shares authorized | shares		422,000,000	422,000,000
Preferred Stock, Conversion Basis		1:1 basis
Conversion Ratio		0.0907659
Preferred stock, par value | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized | shares		10,000,000	1,000,000	1,000,000
Preferred stock, shares issued | shares		0	0	0
Pre-combination Aeva preferred stock outstanding | shares		0	0	0
Common Stock, Par or Stated Value Per Share | $ / shares		$ 0.0001	$ 0.0001	$ 0.0001
Series Seed Preferred Stock [Member]
Class Of Stock [Line Items]
Conversion Ratio	9.07659
Preferred stock, par value | $ / shares		0.001
Series A-1 Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, par value | $ / shares		0.001
Series B Preferred Stock [Member]
Class Of Stock [Line Items]
Preferred stock, par value | $ / shares		0.001
Public Warrants [Member]
Class Of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 11.50
Class of Warrant or Right, Outstanding | shares		12,075,000
Private Warrants [Member]
Class Of Stock [Line Items]
Common Stock, Par or Stated Value Per Share | $ / shares		$ 11.50
Class of Warrant or Right, Outstanding | shares		384,000